COMMITMENT AND CONTINGENCIES (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
COMMITMENT AND CONTINGENCIES
2023			$ 20,000
Total minimum payments			20,000
Operating Lease, Expense	$ 19,104	$ 14,562	75,732	$ 57,684
Less: amount representing interest	(16)		(211)
Total	4,984		19,789
Short-term lease expense	11,637	7,660	38,790	15,711
Total lease expense	$ 30,741	$ 22,222	$ 114,522	$ 73,395